GOODWILL AND INTANGIBLE ASSETS - Schedule of Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization—Intangible assets	$ 440,957	$ 438,897	$ 312,706
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2024	427,055
2025	392,674
2026	343,203
2027	278,129
2028	246,667
Thereafter	385,229
Total	$ 2,072,957	$ 1,930,808